WILLIAM BLAIR FUNDS

SUPPLEMENT TO CLASS N PROSPECTUS DATED MAY 1, 2012

ALL FUNDS

Purchase of Fund Shares

Effective December 31, 2012, the information below replaces applicable disclosure in the Prospectus under “Summary – Purchase and Sale of Fund Shares – Purchase,” “Your Account – How to Buy Shares – Minimum Investments” and “Shareholder Services and Account Policies – Retirement Plans.”

The minimum initial investment for a regular account or Individual Retirement Account is $2,500.

Effective December 31, 2012, the information below replaces applicable disclosure in the Prospectus under “Your Account – How to Sell Shares – Automatic Redemption of Small Accounts.”

The minimum is $2,500 per account for regular accounts and Individual Retirement Accounts.

Effective December 31, 2012, the information below replaces applicable disclosure in the Prospectus under “Shareholder Services and Account Policies – Systematic Withdrawal Plan.”

The minimum amount to establish a systematic withdrawal plan is $2,500.

Effective December 31, 2012, the paragraph below replaces the disclosure in the Prospectus under “Your Account – How to Sell Shares – Signature Guarantees.”

Signature Guarantees. Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of FINRA or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

—	You wish to redeem shares having a value of $75,000 or more in a single transaction;

—	Your account registration has changed; or

—	You want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

Signature guarantees, if required, must appear on the written redemption request and on any endorsed stock certificate or stock power.

WILLIAM BLAIR GLOBAL GROWTH FUND

Effective December 31, 2012, the name of the William Blair Global Growth Fund will change to the William Blair Global Leaders Fund. On that date, all references to the William Blair Global Growth Fund in the prospectus will refer to the William Blair Global Leaders Fund.

WILLIAM BLAIR EMERGING LEADERS GROWTH FUND

Effective December 31, 2012, the name of the William Blair Emerging Leaders Growth Fund will change to the William Blair Emerging Markets Leaders Fund. On that date, all references to the William Blair Emerging Leaders Growth Fund in the prospectus will refer to the William Blair Emerging Markets Leaders Fund.

The paragraph below replaces the disclosure for the Fund in the Prospectus under “Summary – Fund Performance History.”

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the years indicated compare with that of a broad measure of market performance. Effective December 31, 2012, the Fund will compare its performance to the MSCI Emerging Markets Index as the Advisor believes that the MSCI Emerging Markets Index represents a broader universe of the kinds of companies in which the Fund may invest. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

The table below replaces the Average Annual Total Returns table for the Fund in the Prospectus under “Summary – Fund Performance History – Average Annual Total Returns (For the periods ended December 31, 2011).”

	1 Year	Life of the Fund (since March 26, 2008)
Emerging Leaders Growth Fund
Return Before Taxes	(19.55)%	(4.74)%
Return After Taxes on Distributions	(20.47)%	(5.41)%
Return After Taxes on Distributions and Sale of Fund Shares	(11.51)%	(4.55)%
MSCI Emerging Markets Large Cap Index (net) (reflects no deductions for fees, expenses or taxes)	(17.65)%	(2.65)%
MSCI Emerging Markets Index (net) (reflects no deductions for fees, expenses or taxes)	(19.49)%	(2.30)%

The paragraph below replaces the first paragraph of the disclosure in the Prospectus under “Summary – Principal Investment Strategies.”

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks) issued by emerging market companies of all sizes, that the Advisor believes have above-average growth, profitability and quality characteristics. Under normal market conditions, the Fund typically holds a limited number of securities (i.e., 50-80 securities). The Advisor seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development, although the Fund’s assets primarily will be invested in securities of companies that have a float adjusted market capitalization greater than $3 billion. Securities of companies whose float adjusted market capitalization falls below $3 billion after purchase may continue to be held in the Fund. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. The Fund may invest in equity securities through initial public offerings (IPOs) and private placements.

WILLIAM BLAIR INTERNATIONAL GROWTH FUND

The paragraph below replaces the disclosure for the Fund in the Prospectus under “Summary – Purchase and Sale of Fund Shares – Purchase.”

Purchase. The Fund is closed to new investors. Shares are only available to certain investors. See “Your Account – International Growth Fund, International Small Cap Growth Fund and Emerging Markets Growth Fund” for information on eligibility requirements applicable to purchasing Class N Shares.

WILLIAM BLAIR INTERNATIONAL GROWTH FUND, WILLIAM BLAIR INTERNATIONAL SMALL CAP GROWTH FUND AND WILLIAM BLAIR EMERGING MARKETS GROWTH FUND

Effective December 31, 2012, the information below replaces the disclosure in the Prospectus under “Your Account – International Small Cap Growth Fund, Emerging Markets Growth Fund and International Growth Fund.”

INTERNATIONAL GROWTH FUND, INTERNATIONAL SMALL CAP GROWTH FUND AND EMERGING MARKETS GROWTH FUND

The International Growth Fund, International Small Cap Growth Fund and Emerging Markets Growth Fund are closed to investors, except as noted below. Unless you fit into one of the investor categories described below, you may not invest in the Funds.

You may purchase Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are:

•	A current Fund shareholder;

•

An investor who has previously entered into a letter of intent with the Fund or William Blair & Company, L.L.C. prior to March 31, 2011 for International Small Cap Growth Fund, June 30, 2011 for Emerging Markets Growth Fund or June 30, 2012 for International Growth Fund;

•	A participant in a qualified defined contribution retirement plan that offers the Fund as an investment option; or

•

A wrap fee program or financial advisory firm charging asset-based fees with existing accounts as of March 31, 2011 for International Small Cap Growth Fund, June 30, 2011 for Emerging Markets Growth Fund or June 30, 2012 for International Growth Fund purchasing shares on behalf of new and existing clients.

You may open a new Fund account or purchase Fund shares through an existing Fund account if you are a client who maintained a brokerage or managed account with William Blair & Company, L.L.C. as of March 31, 2011 for International Small Cap Growth Fund, June 30, 2011 for Emerging Markets Growth Fund or June 30, 2012 for International Growth Fund.

Except as otherwise noted, these restrictions apply to investments made directly with William Blair & Company, L.L.C. and investments made through financial institutions and/or intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Exchanges into the Funds from other William Blair Funds are not permitted, unless the exchange is being made into an existing Fund account. Investors may be required to demonstrate eligibility to purchase shares of the Funds before an investment is accepted. Management reserves the right to (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Funds, (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Funds, and (iii) close and reopen the Funds to new or existing shareholders at any time.

Dated: November 30, 2012

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO CLASS I PROSPECTUS DATED MAY 1, 2012

ALL FUNDS

Effective December 31, 2012, the paragraph below replaces the disclosure in the Prospectus under “Your Account—How to Sell Shares—Signature Guarantees.”

Signature Guarantees.    Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of FINRA or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

—	You wish to redeem shares having a value of $75,000 or more in a single transaction;

—	Your account registration has changed; or

—	You want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

Signature guarantees, if required, must appear on the written redemption request and on any endorsed stock certificate or stock power.

READY RESERVES FUND

Purchase of Fund Shares

Effective December 31, 2012, the information below replaces applicable disclosure for the Fund in the Prospectus under “Summary—Purchase and Sale of Fund Shares—Purchase,” “Your Account—Class N Shares of Ready Reserves Fund” and “Shareholder Services and Account Policies—Retirement Plans.”

The minimum initial investment for a regular account or Individual Retirement Account is $2,500.

Effective December 31, 2012, the information below replaces applicable disclosure for the Fund in the Prospectus under “Your Account—How to Sell Shares—Automatic Redemption of Small Accounts.”

The minimum is $2,500 per account.

WILLIAM BLAIR GLOBAL GROWTH FUND

Effective December 31, 2012, the name of the William Blair Global Growth Fund will change to the William Blair Global Leaders Fund. On that date, all references to the William Blair Global Growth Fund in the prospectus will refer to the William Blair Global Leaders Fund.

WILLIAM BLAIR EMERGING LEADERS GROWTH FUND

Effective December 31, 2012, the name of the William Blair Emerging Leaders Growth Fund will change to the William Blair Emerging Markets Leaders Fund. On that date, all references to the William Blair Emerging Leaders Growth Fund in the prospectus will refer to the William Blair Emerging Markets Leaders Fund.

The paragraph below replaces the disclosure for the Fund in the Prospectus under “Summary—Fund Performance History.”

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the years indicated compare with that of a broad measure of market performance. Effective December 31, 2012, the Fund will compare its performance to the MSCI Emerging Markets Index as the Advisor believes that the MSCI Emerging Markets Index represents a broader universe of the kinds of companies in which the Fund may invest. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

The table below replaces the Average Annual Total Returns table for the Fund in the Prospectus under “Summary—Fund Performance History—Average Annual Total Returns (For the periods ended December 31, 2011).”

	1 Year	Life of the Fund (since March 26, 2008)
Emerging Leaders Growth Fund
Return Before Taxes	(19.55)%	(4.74)%
Return After Taxes on Distributions	(20.47)%	(5.41)%
Return After Taxes on Distributions and Sale of Fund Shares	(11.51)%	(4.55)%
MSCI Emerging Markets Large Cap Index (net) (reflects no deductions for fees, expenses or taxes)	(17.65)%	(2.65)%
MSCI Emerging Markets Index (net) (reflects no deductions for fees, expenses or taxes)	(19.49)%	(2.30)%

The paragraph below replaces the first paragraph of the disclosure in the Prospectus under “Summary – Principal Investment Strategies.”

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks) issued by emerging market companies of all sizes, that the Advisor believes have above-average growth, profitability and quality characteristics. Under normal market conditions, the Fund typically holds a limited number of securities (i.e., 50-80 securities). The Advisor seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development, although the Fund’s assets primarily will be invested in securities of companies that have a float adjusted market capitalization greater than $3 billion. Securities of companies whose float adjusted market capitalization falls below $3 billion after purchase may continue to be held in the Fund. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. The Fund may invest in equity securities through initial public offerings (IPOs) and private placements.

WILLIAM BLAIR INTERNATIONAL GROWTH FUND

The paragraph below replaces the disclosure for the Fund in the Prospectus under “Summary—Purchase and Sale of Fund Shares—Purchase.”

Purchase.    The Fund is closed to new investors. Shares are only available to certain investors. See “Your Account—International Growth Fund, International Small Cap Growth Fund and Emerging Markets Growth Fund” for information on eligibility requirements applicable to purchasing Class N Shares.

WILLIAM BLAIR INTERNATIONAL GROWTH FUND, WILLIAM BLAIR INTERNATIONAL SMALL CAP GROWTH FUND AND WILLIAM BLAIR EMERGING MARKETS GROWTH FUND

Effective December 31, 2012, the information below replaces the disclosure in the Prospectus under “Your Account—International Small Cap Growth Fund, Emerging Markets Growth Fund and International Growth Fund.”

INTERNATIONAL GROWTH FUND, INTERNATIONAL SMALL CAP GROWTH FUND AND EMERGING MARKETS GROWTH FUND

The International Growth Fund, International Small Cap Growth Fund and Emerging Markets Growth Fund are closed to investors, except as noted below. Unless you fit into one of the investor categories described below, you may not invest in the Funds.

You may purchase Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are:

•	A current Fund shareholder;

•

An investor who has previously entered into a letter of intent with the Fund or William Blair & Company, L.L.C. prior to March 31, 2011 for International Small Cap Growth Fund, June 30, 2011 for Emerging Markets Growth Fund or June 30, 2012 for International Growth Fund;

•	A participant in a qualified defined contribution retirement plan that offers the Fund as an investment option; or

•

A wrap fee program or financial advisory firm charging asset-based fees with existing accounts as of March 31, 2011 for International Small Cap Growth Fund, June 30, 2011 for Emerging Markets Growth Fund or June 30, 2012 for International Growth Fund purchasing shares on behalf of new and existing clients.

You may open a new Fund account or purchase Fund shares through an existing Fund account if you are a client who maintained a brokerage or managed account with William Blair & Company, L.L.C. as of March 31, 2011 for International Small Cap Growth Fund, June 30, 2011 for Emerging Markets Growth Fund or June 30, 2012 for International Growth Fund.

Except as otherwise noted, these restrictions apply to investments made directly with William Blair & Company, L.L.C. and investments made through financial institutions and/or intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Exchanges into the Funds from other William Blair Funds are not permitted, unless the exchange is being made into an existing Fund account. Investors may be required to demonstrate eligibility to purchase shares of the Funds before an investment is accepted. Management reserves the right to (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Funds, (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Funds, and (iii) close and reopen the Funds to new or existing shareholders at any time.

Dated: November 30, 2012

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO INSTITUTIONAL CLASS PROSPECTUS DATED MAY 1, 2012

ALL FUNDS

Effective December 31, 2012, the paragraph below replaces the disclosure in the Prospectus under “Your Account – How to Buy Shares – Minimum Investment.”

Minimum Investment. The minimum initial investment is $5 million. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application and corporate resolutions, if applicable. The Trust does not impose any sales charges in connection with purchases of Fund shares, although service agents and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. The Funds may waive the minimum initial investment of $5 million for investors who enter into a letter of intent with the Funds or the Distributor. The Distributor also reserves the right to offer Fund shares without regard to the minimum initial investment to qualified or non-qualified employee benefit plans. The Funds do not issue share certificates.

WILLIAM BLAIR GLOBAL GROWTH FUND

Effective December 31, 2012, the name of the William Blair Global Growth Fund will change to the William Blair Global Leaders Fund. On that date, all references to the William Blair Global Growth Fund in the prospectus will refer to the William Blair Global Leaders Fund.

WILLIAM BLAIR EMERGING LEADERS GROWTH FUND

Effective December 31, 2012, the name of the William Blair Emerging Leaders Growth Fund will change to the William Blair Emerging Markets Leaders Fund. On that date, all references to the William Blair Emerging Leaders Growth Fund in the prospectus will refer to the William Blair Emerging Markets Leaders Fund.

The paragraph below replaces the disclosure for the Fund in the Prospectus under “Summary – Fund Performance History.”

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the years indicated compare with that of a broad measure of market performance. Effective December 31, 2012, the Fund will compare its performance to the MSCI Emerging Markets Index as the Advisor believes that the MSCI Emerging Markets Index represents a broader universe of the kinds of companies in which the Fund may invest. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

The table below replaces the Average Annual Total Returns table for the Fund in the Prospectus under “Summary – Fund Performance History – Average Annual Total Returns (For the periods ended December 31, 2011).”

	1 Year	Life of the Fund (since March 26, 2008)
Emerging Leaders Growth Fund
Return Before Taxes	(19.55)%	(4.74)%
Return After Taxes on Distributions	(20.47)%	(5.41)%
Return After Taxes on Distributions and Sale of Fund Shares	(11.51)%	(4.55)%
MSCI Emerging Markets Large Cap Index (net) (reflects no deductions for fees, expenses or taxes)	(17.65)%	(2.65)%
MSCI Emerging Markets Index (net) (reflects no deductions for fees, expenses or taxes)	(19.49)%	(2.30)%

The paragraph below replaces the first paragraph of the disclosure in the Prospectus under “Summary – Principal Investment Strategies.”

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks) issued by emerging market companies of all sizes, that the Advisor believes have above-average growth, profitability and quality characteristics. Under normal market conditions, the Fund typically holds a limited number of securities (i.e., 50-80 securities). The Advisor seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development, although the Fund’s assets primarily will be invested in securities of companies that have a float adjusted market capitalization greater than $3 billion. Securities of companies whose float adjusted market capitalization falls below $3 billion after purchase may continue to be held in the Fund. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. The Fund may invest in equity securities through initial public offerings (IPOs) and private placements.

WILLIAM BLAIR INSTITUTIONAL INTERNATIONAL GROWTH FUND

The paragraph below replaces the disclosure for the Fund in the Prospectus under “Summary – Purchase and Sale of Fund Shares – Purchase.”

Purchase. The Fund is closed to new investors. Shares are only available to certain investors. See “Your Account – Institutional International Growth Fund, International Small Cap Growth Fund and Emerging Markets Growth Fund” for information on eligibility requirements applicable to purchasing Institutional Class Shares.

WILLIAM BLAIR INSTITUTIONAL INTERNATIONAL GROWTH FUND, WILLIAM BLAIR INTERNATIONAL SMALL CAP GROWTH FUND AND WILLIAM BLAIR EMERGING MARKETS GROWTH FUND

Effective December 31, 2012, the information below replaces the disclosure in the Prospectus under “Your Account – International Small Cap Growth Fund, Emerging Markets Growth Fund and International Growth Fund” section of the Prospectus.

INSTITUTIONAL INTERNATIONAL GROWTH FUND, INTERNATIONAL SMALL CAP GROWTH FUND AND EMERGING MARKETS GROWTH FUND

The Institutional International Growth Fund, International Small Cap Growth Fund and Emerging Markets Growth Fund are closed to investors, except as noted below. Unless you fit into one of the investor categories described below, you may not invest in the Funds.

You may purchase Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are:

•	A current Fund shareholder;

•

An investor who has previously entered into a letter of intent with the Fund or William Blair & Company, L.L.C. prior to March 31, 2011 for International Small Cap Growth Fund, June 30, 2011 for Emerging Markets Growth Fund or June 30, 2012 for Institutional International Growth Fund;

•	A participant in a qualified defined contribution retirement plan that offers the Fund as an investment option; or

•

A wrap fee program or financial advisory firm charging asset-based fees with existing accounts as of March 31, 2011 for International Small Cap Growth Fund, June 30, 2011 for Emerging Markets Growth Fund or June 30, 2012 for Institutional International Growth Fund purchasing shares on behalf of new and existing clients.

You may open a new Fund account or purchase Fund shares through an existing Fund account if you are a client who maintained a brokerage or managed account with William Blair & Company, L.L.C. as of March 31, 2011 for International Small Cap Growth Fund, June 30, 2011 for Emerging Markets Growth Fund or June 30, 2012 for Institutional International Growth Fund.

Except as otherwise noted, these restrictions apply to investments made directly with William Blair & Company, L.L.C. and investments made through financial institutions and/or intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Exchanges into the Funds from other William Blair

Funds are not permitted, unless the exchange is being made into an existing Fund account. Investors may be required to demonstrate eligibility to purchase shares of the Funds before an investment is accepted. Management reserves the right to (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Funds, (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Funds, and (iii) close and reopen the Funds to new or existing shareholders at any time.

Dated: November 30, 2012

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.